Cover	Oct. 28, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36366
Entity Registrant Name	Fundamental Global Inc.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	108 Gateway Blvd
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Mooresville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	(704)
Local Phone Number	998-8279
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Voting Shares, par value $0.001 par value
Title of 12(b) Security	Common Voting Shares, par value $0.001 par value
Trading Symbol	FGF
Security Exchange Name	NASDAQ
8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGFPP
Security Exchange Name	NASDAQ